UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM 13F


                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment |_|; Amendment Number: _____
   This Amendment (Check only one.):  |_| is a restatement.
                                      |_| adds new holdings entries.


Institutional Investment Manager Filing this Report:

   Name:                  Seger-Elvekrog Inc.

   Address:               39555 Orchard Hill Place, Ste. 139
                          Novi, MI  48375

   Form 13F File Number:  028-13006

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

   Name:                  Scott D. Horsburgh

   Title:                 President

   Phone:                 248-380-1700

   Signature, Place, and Date of Signing:

     /s/ Scott D. Horsburgh      Novi, MI                    02/13/11
     ----------------------      --------------------        --------
     (Signature)                 (City, State)               (Date)


Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                   FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                       0

Form 13F Information Table Entry Total:                 58

Form 13F Information Value Total (thousands):     $239,889

List of Other Included Managers:                      NONE

Form 13F-HR Information Table

                              Title of                     VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
Name of Issuer                  Class            CUSIP    (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE   SHARED   NONE
--------------                  -----            -----    --------  -------  ---  ----  ----------  --------  ----   ------   ----
Abbott Laboratories           COM               2824100    10574    188052    SH           SOLE               0       0      188052
AFLAC Inc.                    COM               1055102      317      7317    SH           SOLE               0       0        7317
AMBAC Financial Grp.          COM              23139108        1     32000    SH           SOLE               0       0       32000
Amedisys Inc.                 COM              23436108      171     15680    SH           SOLE               0       0       15680
Amgen, Inc.                   COM              31162100     1353     21077    SH           SOLE               0       0       21077
A-Power Energy Gener          COM             G04136100       16     52740    SH           SOLE               0       0       52740
Berkshire Hathaway Inc.       CL B             84670207      285      3740    SH           SOLE               0       0        3740
Bio-Reference Lab             COM $.01 NEW    09057G602     6108    375405    SH           SOLE               0       0      375405
BP PLC                        SPONSORED ADR    55622104      206      4810    SH           SOLE               0       0        4810
Coach Inc.                    COM             189754104    15480    253611    SH           SOLE               0       0      253611
Coca Cola                     COM             191216100      700     10000    SH           SOLE               0       0       10000
Colgate-Palmolive             COM             194162103      494      5350    SH           SOLE               0       0        5350
ConocoPhilips                 COM             20825C104      487      6681    SH           SOLE               0       0        6681
eBay Inc.                     COM             278642103    12726    419588    SH           SOLE               0       0      419588
EMC Corp                      COM             268648102    10682    495930    SH           SOLE               0       0      495930
Emerson                       COM             291011104      459      9853    SH           SOLE               0       0        9853
Entremed                      COM             29382F103       12     13146    SH           SOLE               0       0       13146
Exxon Mobil Corp.             COM             30231G102     1477     17428    SH           SOLE               0       0       17428
Fabrinet                      SHS             G3323L100     4302    314455    SH           SOLE               0       0      314455
Factset Research Sys          COM             303075105     8167     93577    SH           SOLE               0       0       93577
Fastenal Co.                  COM             311900104      968     22200    SH           SOLE               0       0       22200
First Financial Bancorp       COM             320209109     6541    393069    SH           SOLE               0       0      393069
Franklin Resources            COM             354613101     2656     27645    SH           SOLE               0       0       27645
General Electric              COM             369604103      188     10500    SH           SOLE               0       0       10500
Genpact Ltd.                  SHS             G3922B107     8762    586095    SH           SOLE               0       0      586095
GFI Group Inc                 COM             361652209      115     28000    SH           SOLE               0       0       28000
Gilead Sciences Inc.          COM             375558103     6406    156521    SH           SOLE               0       0      156521
HCC Insurance Holdings        COM             404132102     7367    267898    SH           SOLE               0       0      267898
Int'l Bus. Machines           COM             459200101     1245      6769    SH           SOLE               0       0        6769
ISIS Pharmaceuticals          COM             464330109      314     43600    SH           SOLE               0       0       43600
J P Morgan & Co Inc.          COM             46625H100      233      6993    SH           SOLE               0       0        6993
Johnson & Johnson             COM             478160104      316      4813    SH           SOLE               0       0        4813
LJ International Inc.         ORD             G55312105      231    120059    SH           SOLE               0       0      120059
McDonald's Corporati          COM             580135101     1405     14000    SH           SOLE               0       0       14000
Medtronic Inc.                COM             585055106      618     16147    SH           SOLE               0       0       16147
Merge Technologies Inc.       COM             589981109      611    125950    SH           SOLE               0       0      125950
Norfolk Southern Cor          COM             655844108      271      3717    SH           SOLE               0       0        3717
Northern Trust Corp;          COM             665859104      476     12000    SH           SOLE               0       0       12000
O Reilly Automotive Inc.      COM             686091109    15131    189250    SH           SOLE               0       0      189250
Oracle Corp.                  COM             68389X105      285     11126    SH           SOLE               0       0       11126
Philip Morris Intl  Inc       COM             718172109      439      5600    SH           SOLE               0       0        5600
Portfolio Recovery            COM             73640Q105     5562     82370    SH           SOLE               0       0       82370
Praxair Inc.                  COM             74005P104    13062    122193    SH           SOLE               0       0      122193
Premier Exhibitions           COM             74051E102      515    210022    SH           SOLE               0       0      210022
Procter & Gamble              COM             742718109     2714     40688    SH           SOLE               0       0       40688
Reinsurance Group of America  COM NEW         759351604     9304    178057    SH           SOLE               0       0      178057
Rockwell Medical              COM             774374102      168     19800    SH           SOLE               0       0       19800
Roper Industries Inc.         COM             776696106    14812    170505    SH           SOLE               0       0      170505
S&P Depository Receipts       UNIT SER 1 S&P  78462F103      605      4819    SH           SOLE               0       0        4819
Sandisk Corp.                 COM             80004C101      305      6200    SH           SOLE               0       0        6200
St. Jude Medical              COM             790849103     8750    255110    SH           SOLE               0       0      255110
Stec Inc.                     COM             784774101      213     24800    SH           SOLE               0       0       24800
Stryker                       COM             863667101     7986    160644    SH           SOLE               0       0      160644
T Rowe Price Group Inc.       COM             74144T108     8827    155003    SH           SOLE               0       0      155003
Tractor Supply Co.            COM             892356106    12676    180701    SH           SOLE               0       0      180701
Union Pacific Corp.           COM             907818108      292      2756    SH           SOLE               0       0        2756
Visa Inc.                     COM CL A        92826C839    14363    141465    SH           SOLE               0       0      141465
Waters Corp.                  COM             941848103    11141    150459    SH           SOLE               0       0      150459